Wireless Licenses, Goodwill and Other Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Beginning balance	$ 27,205	$ 25,331
Acquisitions (Note 2)	2,168	2,310
Reclassifications, adjustments and other	(201)	(436)
Ending balance	29,172	27,205
Wireless
Goodwill [Roll Forward]
Beginning balance	18,393	18,393
Acquisitions (Note 2)	4	0
Reclassifications, adjustments and other	0	0
Ending balance	18,397	18,393
Wireline
Goodwill [Roll Forward]
Beginning balance	3,784	4,331
Acquisitions (Note 2)	208	0
Reclassifications, adjustments and other	1	(547)
Ending balance	3,993	3,784
Other
Goodwill [Roll Forward]
Beginning balance	5,028	2,607
Acquisitions (Note 2)	1,956	2,310
Reclassifications, adjustments and other	(202)	111
Ending balance	$ 6,782	$ 5,028